Information on market risk and fair value of financial assets and liabilities (telecom activities) - Liquidity position (Details) € in Millions	Dec. 31, 2021 EUR (€)
Disclosure of detailed information about financial instruments [abstract]
Available undrawn amount of credit facilities	€ 6,188
Investments at fair value	2,266
Cash equivalents	5,479
Liquidity position	€ 16,642